LENED, INC.
                                 -----------

                            REPORT TO STOCKHOLDERS
                            ----------------------

                             FINANCIAL STATEMENTS
                             --------------------

                                MARCH 31, 1998
                                --------------

                                 LENED, INC.
                                 -----------
                            REPORT TO STOCKHOLDERS
                            ----------------------
                             FINANCIAL STATEMENTS
                             --------------------
                              TABLE OF CONTENTS
                              -----------------
                                MARCH 31, 1998
                                --------------



                                                                          PAGE
                                                                          ----
INDEPENDENT AUDITOR'S REPORT                                                1

STATEMENTS OF ASSETS, LIABILITIES AND
CAPITAL SECURITIES                                                          2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
INCOME (LOSS)                                                               3

STATEMENTS OF CHANGES IN NET ASSETS                                         4

STATEMENTS OF CASH FLOWS                                                    5

NOTES TO FINANCIAL STATEMENTS                                             6-15

                               STUART M. FRIED
                         CERTIFIED PUBLIC ACCOUNTANT
                              11 TWIN BROOK ROAD
                          WEST CALDWELL, N.J. 07006
                                     ----
                                (973) 226-4006


                             ACCOUNTANTS' REPORT
                             -------------------

To the Board of Directors and
Stockholders of Lened, Inc.
New York, New York

We have reviewed the accompanying statement of assets, liabilities and capital securities of Lened, Inc. (A New Jersey corporation) as of March 31, 1998, and the related statements of operations, undistributed net income (loss) and statements of changes in net assets and cash flows for the six months then ended, in accordance with Statements on Standards for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information in these financial statements is the representation of Lened, Inc. The statement of assets, liabilities and capital securities as of March 31, 1998 has been derived from and does not include all of the disclosures contained in the financial statements for the year ended September 30, 1997. Those financial statements were audited by us in our report thereon, dated November 10, 1997, and which expressed an unqualified opinion on them.

A review of interim financial information consists principally of obtaining an understanding of the system for the preparation of interim financial information, applying analytical review procedures to financial data and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an examination in accordance with generally accepted auditing standards (which will be performed for the full year), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the statement of assets, liabilities and capital securities as of March 31, 1998 and the related statements of operations, undistributed net income (loss) and net unrealized gain (loss) on investments and cash flows for the six months ended March 31, 1998 for them to be in conformity with generally accepted accounting principles.



                                      /s/ Stuart M. Fried
                                      --------------------
                                      STUART M. FRIED, CPA
W. Caldwell, New Jersey
May 13, 1998

                                 LENED, INC.
                                 -----------
                      STATEMENTS OF ASSETS, LIABILITIES
                      ---------------------------------
                            AND CAPITAL SECURITIES
                            ----------------------

                                    ASSETS
                                    ------

                                                  6 MONTHS       YEAR ENDED
                                                ENDED 3/31/98      9/30/97
                                                -------------    ----------
                                                 (Unaudited)
INVESTMENT IN MUNICIPAL BONDS,
 with accrued interest, at fair market
 value (amortized cost $1,749,539
 and $1,793,110) (Note 1)                         $1,814,054     $1,865,312
Cash                                                       0            615
Investment in Vista New York Tax-Free
 Money Market Fund (3.03% avg. interest rate)         10,493          5,715
Prepaid expenses                                         649          1,297
                                                  ----------     ----------

                                                  $1,825,196     $1,872,939
                                                  ==========     ==========

                      LIABILITIES AND CAPITAL SECURITIES
                      ----------------------------------

LIABILITIES
  Dividends payable                               $        0     $   79,669
  Other current liabilities                            6,580         13,273
                                                  ----------     ----------

                                                       6,580         92,942
                                                  ----------     ----------

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
  Common stock, no par value, 25,200 shares
   authorized, 18,960 issued and outstanding          22,500         22,500
  Paid in capital                                    144,732        144,732
  Retained earnings                                1,569,895      1,569,202
  Undistributed net income (loss)                     43,679            693
  Unrealized appreciation of  investments             37,810         42,870
                                                  ----------     ----------
Total stockholders' equity (equivalent to
$95.92 per share at 3/31/98 and $93.88
per share at 9/30/97)                              1,818,616      1,779,997
                                                  ----------     ----------

                                                  $1,825,196     $1,872,939
                                                  ==========     ==========

See accountants' review report and notes to financial statements.

                                 LENED, INC.
                                 -----------
                          STATEMENTS OF OPERATIONS,
                          -------------------------
                       UNDISTRIBUTED NET INCOME (LOSS)
                       -------------------------------


                                             6 MONTHS       YEAR ENDED
                                           ENDED 3/31/98      9/30/97
                                           -------------    ----------
                                            (Unaudited)
INVESTMENT INCOME:

 INCOME:
  Interest income on tax free municipals      $ 45,539       $ 97,787
  Dividend income - tax free                       952          2,080
                                              --------       --------

                                                46,491         99,867
                                              --------       --------
EXPENSES:
  Custodial fees (Note 4)                        1,126          1,908
  Audit fees                                       500          2,400
  Legal fees                                     4,350          7,087
  Taxes other than income taxes                    250            250
  Office expense                                 4,401          9,751
  Insurance                                        648          1,296
  Filing fees                                      125            250
                                              --------       --------

                                                11,400         22,942

INVESTMENT INCOME                               35,091         76,925

Net realized gain (loss) from
 investment transactions                         8,645          3,550
                                              --------       --------

INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX                             43,736         80,475

Less: Federal income taxes                          57            113
                                              --------       --------

NET INVESTMENT INCOME                           43,679         80,362

Less: Dividends paid                                 0         79,669
                                              --------       --------

UNDISTRIBUTED NET INCOME (LOSS)               $ 43,679       $    693
                                              ========       ========


UNREALIZED APPRECIATION OF INVESTMENTS        $ 37,810       $ 42,870
                                              ========       ========

See accountants' review report and notes to financial statements.

                                 LENED, INC.
                                 -----------
                     STATEMENTS OF CHANGES IN NET ASSETS
                     -----------------------------------


                                            6 MONTHS       YEAR ENDED
                                          ENDED 3/31/98      9/30/97
                                          -------------    ----------
                                           (Unaudited)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income - net                     $   35,034     $   76,812
Net realized gain (loss) on investments          8,645          3,550
Change in unrealized appreciation
  (depreciation)                                (5,060)        13,588
                                            -----------    -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       38,619         93,950

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME                                0         79,669
                                            -----------    -----------

TOTAL INCREASE (DECREASE)                       38,619         14,281

NET ASSETS BEGINNING OF PERIOD               1,779,997      1,765,716
                                            -----------    -----------

NET ASSETS END OF PERIOD (Including
Undistributed Net Income of $43,679 and
$693 respectively                           $1,818,616     $1,779,997
                                            ===========    ===========


DIVIDENDS PER SHARE                         $        0     $     4.20
                                            ===========    ===========

See accountants' review report and notes to financial statements.

                                 LENED, INC.
                                 -----------
                           STATEMENTS OF CASH FLOWS
                           ------------------------
                         INCREASE (DECREASE) IN CASH
                         ---------------------------


                                                      6 MONTHS      YEAR ENDED
                                                    ENDED 3/31/98     9/30/97
                                                    -------------   ----------
                                                     (Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
 Net income                                            $ 43,679      $ 80,362
 Adjustments to reconcile net income to net
 cash provided by operating activities:
  Changes in assets and liabilities:
   (Increase) Decrease in municipal bonds with
     accrued interest at fair market value               51,258       (79,228)
   (Increase) Decrease in Vista New York
     Tax Free Money Market Fund                          (4,778)       75,893
   (Increase) Decrease in prepaid expenses                  648            (4)
   Increase (Decrease) in other current liabilities      (6,693)        1,632
   Realized (gain) loss from investment transactions
     included in net income                              (8,645)       (3,550)
                                                       ---------     ---------

NET CASH PROVIDED BY OPERATING ACTIVITIES                75,469        75,105
                                                       ---------     ---------

CASH FLOWS FROM INVESTING ACTIVITIES:
 Increase (Decrease) in unrealized appreciation
  of investments                                         (5,060)       13,588
Realized gain (loss) from investment transactions         8,645         3,550
                                                       ---------     ---------

NET CASH (USED) PROVIDED BY INVESTING
ACTIVITIES                                                3,585        17,138
                                                       ---------     ---------

CASH FLOWS FROM FINANCING ACTIVITIES:
 Dividends paid                                         (79,669)      (92,531)
                                                       ---------     ---------

NET INCREASE (DECREASE) IN CASH AND
CASH EQUIVALENTS                                           (615)         (288)

CASH - BEGINNING OF PERIOD                                  615           903
                                                       ---------     ---------

CASH - END OF PERIOD                                   $      0      $    615
                                                       =========     =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:

 Cash paid during the year for:
  Income taxes                                         $    361      $    250


See accountants' review report and notes to financial statements.

                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                                MARCH 31, 1998
                                --------------


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

Lened, Inc. was incorporated in New Jersey on January 31, 1957. Lened, Inc. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, and may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax-exempt obligations, provided it designates such dividends as tax-exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

(a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.

(b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, federal income taxes. Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                                MARCH 31, 1998
                                --------------


(c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

(d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

(e) Unrealized Appreciation (Depreciation) of Investments is stated as the difference between amortized cost and fair market value.
     At March 31, 1998
         Unrealized Appreciation of Bonds totaled          $  38,337
         Unrealized Depreciation of Bonds totaled                527
                                                           ---------
         Net Unrealized Appreciation of Investments        $  37,810
                                                           =========

NOTE 2 - PURCHASES, SALES AND REDEMPTIONS OF SECURITIES
-------------------------------------------------------

Securities exclusive of Vista New York Tax Free Money Market Fund purchased by the Company amounted to $417,150 for the six months ended March 31, 1998 and $205,780 for the year ended September 30, 1997. Sales of securities exclusive of Vista New York Tax Free Money Market Fund amounted to $459,261 for the six months ended March 31, 1998 and $143,093 for the year ended September 30, 1997.

NOTE 3 - DISTRIBUTIONS
----------------------

The Company distributed income of $79,669 ($4.20 per share) for the year ended September 30, 1997 in the form of dividends.

NOTE 4 - CUSTODIAL FEES
-----------------------

Pursuant to an agreement with the custodian, the custodial fee is based on the number of bond coupons redeemed based on an annual charge of $1.25 per $1,000 of the first $500,000, $.75 per $1,000 of the next $500,000 face value of bonds and $.50 per $1,000 face value above $1,000,000. A charge of $15 is made for each security transaction.

During the six months ended March 31, 1998, the Company was charged an aggregate of $1,126, and $1,908 for the year ended September 30, 1997.

NOTE 5 - REMUNERATION
---------------------

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                                MARCH 31, 1998
                                --------------


NOTE 6 - CAPITAL PER SHARE AND RELATED INFORMATION
--------------------------------------------------

Selected data for a share of capital stock outstanding throughout the period:

                                           6 MONTHS               YEAR ENDED
                                         ENDED 3/31/98              9/30/97
                                         -------------            ----------
Investment income                          $   2.45                $   5.27
Operating expenses                              .60                    1.21
                                           --------                --------

INVESTMENT INCOME BEFORE FEDERAL               1.85                    4.06
 INCOME TAX

FEDERAL INCOME TAX                                0                       0
                                           --------                --------

INVESTMENT INCOME - NET                        1.85                    4.06

Dividends to shareholders                         0                    4.20
                                           --------                --------

                                               1.85                    (.14)

Realized and unrealized gain (loss)
 on investments - net                           .19                     .89
                                           --------                --------

CHANGE IN NET VALUE                            2.04                     .75

NET ASSET VALUE:
 Beginning of period                          93.88                   93.13
                                           --------                --------

 End of period                             $  95.92                $  93.88
                                           ========                ========

Ratio of operating expenses to
 average net assets                           .0064%                  .0127%

Ratio of investment income net to
 average net assets                           .0259%                  .0552%

Portfolio turnover                             23.3%                    8.1%

Number of shares outstanding at end
 of period                                   18,960                  18,960


See Accountants' review report.

                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                                MARCH 31, 1998
                                --------------


NOTE 7 - INVESTMENTS IN SECURITIES OF UNAFFILIATED ISSUERS
----------------------------------------------------------

                                       Principal    Amortized    Fair Market*
Name and Title of Issuer                Amount         Cost         Value
------------------------               ---------    ---------    ------------
Cusip #010014AS7
Akron Central School Dist, N.Y.
A General Obligation (FSA)
5.4% Due 6/1/2001                     $   50,000   $   51,252     $   52,910

Cusip #010014AT5
Akron Central School District, N.Y.
A General Obligation (FSA)
5.4% Due 6/1/2002                         45,000       46,220         47,997

Cusip #170091CS9
Chisago Cnty Minn Hsg & Redev Auth
Call Msf OID Lease Rev
DD 12/01/97 4.700% Due 02/01/08           80,000       80,581         81,875

Cusip #184160G2G
Clayton Cnty GA Hsg
Autu, Multi Fa
(Pointe Clear Apts Proj)
4.5% Due 7/01/2002                        50,000       50,000         51,001

Cusip #23354NAG8
Dade County FLA Res Recovery
FAC 5.0% Due 10/1/03
REFC (AMBAL) Rev                          90,000       89,588         95,351

Cusip #254760YL9
District of Columbia A General
Obligation Series A (RFDG)
5.625% Due 6/1/2002                       50,000       50,146         52,953

Cusip #2547620M2
District Columbia G/O
5.625% Due 6/1/02
Ref-Ser A-(FSA-CR)                        90,000       91,999         96,337



See accountants' review report.

                                     -9-


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                                MARCH 31, 1998
                                --------------


                                       Principal    Amortized    Fair Market*
Name and Title of Issuer                Amount         Cost         Value
------------------------               ---------    ---------    ------------

Cusip #2547603MI
District of Columbia A General
Obligation (Series A) 5.625%
Due 6/1/2009                              50,000       51,490         55,198

Cusip #314599AJO
Fenton Mo Pub Auth Leasehold Rev
OID
DD 12/15/97 4.750% Due 01/01/07           80,000       79,708         81,444

Cusip #38546WAL4
Grand Folks ND Health Care Sys
Altru Health Sys Oblig Group
DD 06/01/97 5.500% Due 08/15/07           80,000       83,961         85,852

Cusip #396080ED1
Greenville Hospital System Board of
Trustees, S.C. Hospital Facilities
Revenue Series B
4.9% Due 5/1/2005-98 NC                   95,000       95,002         99,296

Cusip #451295HW2
Idaho Health Facilities Authority
Refunding Revenue
(Bannock Regl Med Ctr Proj)
7.6%   Due 5/1/2003                       20,000       20,090         21,077

Cusip #462590BF6
Iowa Student Loan Liquidity Corp.
Student
Loan Revenue (Insured by Ambac)
6.6%  Due 12/1/2000                       90,000       92,713         97,462



See accountants' review report.
                                     -10-


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                                MARCH 31, 1998
                                --------------


                                       Principal    Amortized    Fair Market*
Name and Title of Issuer                Amount         Cost         Value
------------------------               ---------    ---------    ------------

Cusip #544738AJ6
Los Angeles County Public Works
Fing Auth., Calif. Refunding
Revenue (Capital Construction)
4.6%   Due 3/1/2002                      100,000       98,689        102,161

Cusip #561842FQ3
Manatee County Housing Finance
Auth. Fla. Single Family Mortgage
Revenue (1985 Ser A) (Insd By FGIC)
9.125%   Due  6/1/2016                     5,000        5,047          5,160

Cusip #57419JNG4
Maryland Cnty FLA Hsg
Fin Auth Rev 4.6% Due 1/01/2003           30,000       30,000         30,806

Cusip #605343GM8
Mississippi Dev Bk Spl Oblig
Call Desoto Cnty Convention Ctr
DD 11/01/97 4.800% Due 11/01/08           30,000       30,000         31,153

Cusip #63967CRH7
Nebraska Investment Finance
Authority, Sing Famil
5.0%  Due 9/01/2007                       50,000       49,998         51,260



See accountants' review report.

                                     -11-


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                                MARCH 31, 1998
                                --------------


                                       Principal    Amortized    Fair Market*
Name and Title of Issuer                Amount         Cost         Value
------------------------               ---------    ---------    ------------

Cusip #639683J51
Nebraska Public Power
District, NEB Refunding
Power Supply System - Series
4.5% Due 1/1/2000                         70,000       69,039         71,487

Cusip #645793UF5
New Jersey Health Care Facilities
Financing Authority Revenue
(Kennedy Med-Univ Med Ctr-Ser D)
7.875%  Due 7/1/2009-98NC                 20,000       19,946         20,973

Cusip #645905PE4
New Jersey Economic
Dev Auth Rev
5.4% Due 2/1/06
Call Preddie Sch Proj
Ser-A                                     60,000       60,761         63,342

Cusip #649655DH7
New York City, N.Y.
A General Obligation
8% Due 8/1/2010-98NC                      20,000       20,000         20,850

Cusip #649900AJ6
New York State Environmental
Facilities Corp., N.Y. Resource
Recovery Revenue (Huntington Proj)
7.5%  Due 10/1/2012-99NC                  50,000       50,000         55,089



See accountants' review report.

                                     -12-


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                                MARCH 31, 1998
                                --------------


                                       Principal    Amortized    Fair Market*
Name and Title of Issuer                Amount         Cost         Value
------------------------               ---------    ---------    ------------

Cusip #649858WM5
New York State Housing
Finance Agency
Non Profit Housing Project
6.5%   Due  11/1/1999                     25,000       24,918         26,228

Cusip #6498814H9
New York State Medical Care Facilities
Finance Agency Revenue
7%  Due 8/15/1998-NC                      40,000       40,088         40,840

Cusip #709223ML2
Pennsylvania St Tpk Commn Rev
Call OID Ser o (FGIC)
DD 08/01/92 5.700% Due 12/01/06           25,000       26,399         27,239

Cusip #717818V34
Philadelphia Pa Auth For Indl
Call Franklin Institute PJ
DD 01/01/98 4.750% Due 06/15/06           80,000       80,000         80,620

Cusip #803321DL9
Sarasota Cnty Fla Util Sys Rev
Call Ref  Fgic OID
DD 01/01/93 5.700% Due 10/01/05           15,000       15,951         16,507

Cusip #720653FV1
Pierce County WASH Swr
5.20% DUE 2/01/2005                       25,000       25,676         25,912

Cusip #815188AZO
Sedalia Mo Hosp Rev
(Botuwell Regl Health Ctr)
4.6% Due 3/01/2003                        50,000       50,000         50,760



See accountants' review report.

                                     -13-


                                 LENED, INC.
                                 -----------
                        NOTES TO FINANCIAL STATEMENTS
                        -----------------------------
                                MARCH 31, 1998
                                --------------


                                       Principal    Amortized    Fair Market*
Name and Title of Issuer                Amount         Cost         Value
------------------------               ---------    ---------    ------------

Cusip #836785PQ2
South Brunswick Twp NJ
Call Ref G/O OID
DD 08/01/93 5.000% due 08/01/06           20,000       20,296         20,911

Cusip #882585AD4
Texas National Research Laboratory
Commission Financing Corp.
Lease Revenue
(Supercond Super Coll PJ)
6%  Due 12/1/1998-NC                      75,000       74,981         77,671

Cusip #896559BL4
Trinity River Auth., Texas Big Bear
Creek Interceptor RFDG Revenue
(Waste Water Sys Cont) (MBIA)
4.5% Due 2/1/2003                         75,000       75,000         76,332
                                      ----------   ----------     ----------


TOTAL INVESTMENT - 99.70%             $1,735,000   $1,749,539      1,814,054
                                      ==========   ==========

OTHER ASSETS LESS LIABILITIES - (.03%)                                 4,562
                                                                  ----------

NET ASSETS - 100%                                                 $1,818,616
                                                                  ==========

NET ASSET VALUE PER SHARE                                         $    95.92
                                                                  ==========

OUTSTANDING SHARES AT MARCH 31, 1998                                  18,960
                                                                  ==========



 *  Includes accrued interest



See accountants' review report.

                                     -14-